TURNER FUNDS

TURNER MARKET NEUTRAL FUND

TURNER SPECTRUM FUND

Investor Class

Institutional Class

Supplement dated November 22, 2013

to the Statement of Additional Information (“SAI”) dated January 31, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

The following changes are made to the SAI, effective November 22, 2013:

1.                          The following disclosure replaces the fourth full paragraph on page 3 under “Investment Policies — Turner Spectrum Fund”

The Adviser has established an Alternative Strategies Oversight Group which serves as the internal governance body that monitors the activities of each of the alternative strategies it manages. Members of the group include its Chief Investment Officer and other senior members of the Adviser’s management team, who meet regularly to provide fiduciary oversight over the Fund. The operational and investment oversight of the Fund includes evaluations of each underlying Investment Strategy, the review of investment returns, risk control policies and procedures, and the general characteristics of each strategy. In addition, the Group reviews relevant compliance, legal, tax, fund administration, marketing, and general business issues associated with the Fund and the underlying strategies. The Alternative Strategies Oversight Group has authority to add or remove investment strategies in the Fund.

2.                          The table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Market Neutral Fund” on page 40 is deleted and replaced by the following:

Turner Market Neutral Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert E. Turner (Co-Lead Manager) (information as of September 30, 2013)	3 Accounts $179 million	9 Accounts $285 million	15 Accounts $1.6 billion	0 Accounts	$0	1 Account	$5 million	2 Accounts	$418 million

David Kovacs (Co-Lead Manager) (information as of September 30, 2013)	2 Accounts $399 million	2 Accounts $25 million	2 Accounts $264 million	0 Accounts	$0	1 Account	$1 million	0 Accounts	$0

2.                          The seventh line on page 53 in the table under “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds — Market Neutral Fund” is deleted and replaced by the following:

Market Neutral Fund	Robert E. Turner (as of September 30, 2013)	over $1 million
	David Kovacs (as of September 30, 2013)	none

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TUR-SAI-30-02

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